(36) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Net operating revenue	R$ 28,136,627	R$ 26,744,905	R$ 19,112,089
General and administrative expenses	987,291	947,072	849,416
Other operating expenses	485,427	438,494	386,746
Income from electric energy service	3,708,467	3,021,834	2,522,608
Equity interests in subsidiaries, associates and joint ventures	334,198	312,390	311,414
Finance income (expense)	(1,102,687)	(1,487,554)	(1,453,474)
Profit before taxes	2,939,977	1,846,670	1,380,547
Profit for the year	2,058,040	1,179,750	900,885
Unconsolidated [member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Net operating revenue	1	1	1,713
General and administrative expenses	(43,930)	(42,771)	(50,860)
Other operating expenses	9	0	0
Income from electric energy service	(43,920)	(42,770)	(49,147)
Equity interests in subsidiaries, associates and joint ventures	2,250,835	1,349,766	922,362
Finance income (expense)	(27,300)	(56,471)	17,183
Profit before taxes	2,179,615	1,250,525	890,398
Social contribution and income tax	(121,575)	(70,775)	10,487
Profit for the year	R$ 2,058,040	R$ 1,179,750	R$ 900,885